Summary of Remaining Contractual Maturity (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Assets
Cash and due from banks	$ 5,817	$ 5,718	$ 6,445	$ 5,410	$ 5,297	$ 4,863
Interest-bearing deposits with banks	167,543		164,149
Trading loans, securities, and other	147,438		148,318
Non-trading financial assets at fair value through profit or loss	9,252		8,548
Derivatives	51,742		54,242
Financial assets designated at fair value through profit or loss	4,632		4,739
Financial assets at fair value through other comprehensive income	84,389		103,285
Debt securities at amortized cost, net of allowance for credit losses	250,310		227,679
Securities purchased under reverse repurchase agreements	162,154		169,162
Loans
Residential mortgages	263,456		252,219
Consumer instalment and other personal	187,490		185,460
Credit card	30,692		32,334
Business and government	244,393		255,799
Total loans	726,031		725,812
Allowance for loan losses	(6,811)		(8,289)
Loans, net of allowance for loan losses	719,220		717,523
Customers’ liability under acceptances	19,298		14,941
Goodwill3	16,341		17,148			$ 16,976
Other intangibles3	2,140		2,125
Land, buildings, equipment, and other depreciable assets3,4	9,253		10,136
Deferred tax assets	2,036		2,444
Amounts receivable from brokers, dealers, and clients	23,262		33,951
Other assets	17,035		18,856
Total assets	1,703,093		1,715,865	$ 1,697,305
Liabilities
Trading deposits	29,445		19,177
Derivatives	52,715		53,203
Securitization liabilities at fair value	13,633		13,718
Financial liabilities designated at fair value through profit or loss	92,355		59,665
Deposits
Personal	626,538		625,200
Banks	25,638		28,969
Business and government	466,505		481,164
Total deposits	1,118,681		1,135,333
Acceptances	19,298		14,941
Obligations related to securities sold short1	36,723		34,999
Obligations related to securities sold under repurchase agreements2	155,863		188,876
Securitization liabilities at amortized cost	15,272		15,768
Amounts payable to brokers, dealers, and clients	23,866		35,143
Insurance-related liabilities	7,735		7,590
Other liabilities4	26,297		30,476
Subordinated notes and debentures	11,303		11,477
Equity	99,907		95,499
Total liabilities and equity	1,703,093		1,715,865
Off-balance sheet commitments
Total off-balance sheet commitments	259,155		266,867
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	251,838		260,753
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,201		2,867
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,116		3,247
TD Schwab [member]
Loans
Investment in Schwab	11,231		12,174
Not later than one month [member]
Assets
Cash and due from banks	5,817		6,437
Interest-bearing deposits with banks	165,405		161,326
Trading loans, securities, and other	1,745		4,363
Non-trading financial assets at fair value through profit or loss	62		80
Derivatives	4,897		5,299
Financial assets designated at fair value through profit or loss	406		820
Financial assets at fair value through other comprehensive income	1,767		2,501
Debt securities at amortized cost, net of allowance for credit losses	2,440		6,444
Securities purchased under reverse repurchase agreements	90,202		98,721
Loans
Residential mortgages	1,261		472
Consumer instalment and other personal	741		706
Credit card
Business and government	22,838		27,193
Total loans	24,840		28,371
Allowance for loan losses
Loans, net of allowance for loan losses	24,840		28,371
Customers’ liability under acceptances	15,038		12,699
Goodwill3
Other intangibles3
Land, buildings, equipment, and other depreciable assets3,4
Deferred tax assets
Amounts receivable from brokers, dealers, and clients	23,262		33,951
Other assets	3,107		3,521
Total assets	338,988		364,533
Liabilities
Trading deposits	3,061		1,802
Derivatives	4,865		4,718
Securitization liabilities at fair value
Financial liabilities designated at fair value through profit or loss	21,013		18,654
Deposits
Personal	7,334		6,240
Banks	9,666		12,870
Business and government	16,430		25,387
Total deposits	33,430		44,497
Acceptances	15,038		12,699
Obligations related to securities sold short1	697		698
Obligations related to securities sold under repurchase agreements2	119,070		122,433
Securitization liabilities at amortized cost
Amounts payable to brokers, dealers, and clients	23,866		35,143
Insurance-related liabilities	164		306
Other liabilities4	7,205		7,672
Subordinated notes and debentures
Equity
Total liabilities and equity	228,409		248,622
Off-balance sheet commitments
Total off-balance sheet commitments	13,733		20,548
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	13,666		19,568
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	67		77
Not later than one month [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			903
Not later than one month [member] | TD Schwab [member]
Loans
Investment in Schwab
Later than one month and not later than three months [member]
Assets
Cash and due from banks			8
Interest-bearing deposits with banks	335		656
Trading loans, securities, and other	7,343		6,920
Non-trading financial assets at fair value through profit or loss
Derivatives	7,494		7,167
Financial assets designated at fair value through profit or loss	122		183
Financial assets at fair value through other comprehensive income	4,341		2,799
Debt securities at amortized cost, net of allowance for credit losses	5,119		23,449
Securities purchased under reverse repurchase agreements	34,479		30,246
Loans
Residential mortgages	3,623		2,845
Consumer instalment and other personal	1,484		1,423
Credit card
Business and government	7,034		4,938
Total loans	12,141		9,206
Allowance for loan losses
Loans, net of allowance for loan losses	12,141		9,206
Customers’ liability under acceptances	4,212		2,036
Goodwill3
Other intangibles3
Land, buildings, equipment, and other depreciable assets3,4	2		1
Deferred tax assets
Amounts receivable from brokers, dealers, and clients
Other assets	997		1,060
Total assets	76,585		83,731
Liabilities
Trading deposits	5,405		2,429
Derivatives	6,307		6,783
Securitization liabilities at fair value	344		608
Financial liabilities designated at fair value through profit or loss	18,734		7,290
Deposits
Personal	10,176		8,996
Banks	1,040		1,592
Business and government	15,261		24,703
Total deposits	26,477		35,291
Acceptances	4,212		2,036
Obligations related to securities sold short1	1,659		1,095
Obligations related to securities sold under repurchase agreements2	26,321		23,944
Securitization liabilities at amortized cost	405		1,055
Amounts payable to brokers, dealers, and clients
Insurance-related liabilities	283		350
Other liabilities4	2,214		3,630
Subordinated notes and debentures
Equity
Total liabilities and equity	92,361		84,511
Off-balance sheet commitments
Total off-balance sheet commitments	23,020		24,037
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	20,691		23,526
Later than one month and not later than three months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	149		169
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,180		342
Later than one month and not later than three months [member] | TD Schwab [member]
Loans
Investment in Schwab
Later than three months and not later than six months [member]
Assets
Cash and due from banks
Interest-bearing deposits with banks	104
Trading loans, securities, and other	3,328		7,866
Non-trading financial assets at fair value through profit or loss	16		600
Derivatives	4,702		4,554
Financial assets designated at fair value through profit or loss	423		631
Financial assets at fair value through other comprehensive income	8,677		8,490
Debt securities at amortized cost, net of allowance for credit losses	6,495		16,052
Securities purchased under reverse repurchase agreements	11,673		23,879
Loans
Residential mortgages	6,089		7,286
Consumer instalment and other personal	2,271		3,437
Credit card
Business and government	8,429		8,973
Total loans	16,789		19,696
Allowance for loan losses
Loans, net of allowance for loan losses	16,789		19,696
Customers’ liability under acceptances	16		204
Goodwill3
Other intangibles3
Land, buildings, equipment, and other depreciable assets3,4	2		6
Deferred tax assets
Amounts receivable from brokers, dealers, and clients
Other assets	602		643
Total assets	52,827		82,621
Liabilities
Trading deposits	7,352		2,065
Derivatives	4,773		3,997
Securitization liabilities at fair value	628		243
Financial liabilities designated at fair value through profit or loss	14,110		12,563
Deposits
Personal	9,192		9,139
Banks	486		313
Business and government	9,159		24,841
Total deposits	18,837		34,293
Acceptances	16		204
Obligations related to securities sold short1	1,204		993
Obligations related to securities sold under repurchase agreements2	5,653		30,879
Securitization liabilities at amortized cost	341		221
Amounts payable to brokers, dealers, and clients
Insurance-related liabilities	420		382
Other liabilities4	2,027		1,744
Subordinated notes and debentures
Equity
Total liabilities and equity	55,361		87,584
Off-balance sheet commitments
Total off-balance sheet commitments	22,379		27,468
Later than three months and not later than six months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	20,224		25,918
Later than three months and not later than six months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	239		183
Later than three months and not later than six months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,916		1,367
Later than three months and not later than six months [member] | TD Schwab [member]
Loans
Investment in Schwab
Later than six months and not later than nine months [member]
Assets
Cash and due from banks
Interest-bearing deposits with banks
Trading loans, securities, and other	2,736		6,913
Non-trading financial assets at fair value through profit or loss	750		2,271
Derivatives	3,509		2,810
Financial assets designated at fair value through profit or loss	155		234
Financial assets at fair value through other comprehensive income	11,449		6,101
Debt securities at amortized cost, net of allowance for credit losses	6,649		5,855
Securities purchased under reverse repurchase agreements	14,671		11,776
Loans
Residential mortgages	5,320		9,994
Consumer instalment and other personal	2,251		3,941
Credit card
Business and government	8,495		11,653
Total loans	16,066		25,588
Allowance for loan losses
Loans, net of allowance for loan losses	16,066		25,588
Customers’ liability under acceptances	32		2
Goodwill3
Other intangibles3
Land, buildings, equipment, and other depreciable assets3,4	2		91
Deferred tax assets
Amounts receivable from brokers, dealers, and clients
Other assets	1,830		2,783
Total assets	57,849		64,424
Liabilities
Trading deposits	2,886		3,057
Derivatives	2,889		1,917
Securitization liabilities at fair value	1,022		652
Financial liabilities designated at fair value through profit or loss	16,773		15,892
Deposits
Personal	8,810		9,550
Banks	103		56
Business and government	7,255		15,274
Total deposits	16,168		24,880
Acceptances	32		2
Obligations related to securities sold short1	650		823
Obligations related to securities sold under repurchase agreements2	3,238		1,791
Securitization liabilities at amortized cost	418		422
Amounts payable to brokers, dealers, and clients
Insurance-related liabilities	420		316
Other liabilities4	588		701
Subordinated notes and debentures
Equity
Total liabilities and equity	45,084		50,453
Off-balance sheet commitments
Total off-balance sheet commitments	19,586		20,504
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,422		20,089
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	144		188
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	20		227
Later than six months and not later than nine months [member] | TD Schwab [member]
Loans
Investment in Schwab
Later than nine months and not later than one year [member]
Assets
Cash and due from banks
Interest-bearing deposits with banks
Trading loans, securities, and other	3,788		3,867
Non-trading financial assets at fair value through profit or loss	1,523		69
Derivatives	2,183		2,525
Financial assets designated at fair value through profit or loss	111		107
Financial assets at fair value through other comprehensive income	3,203		4,886
Debt securities at amortized cost, net of allowance for credit losses	4,899		5,498
Securities purchased under reverse repurchase agreements	10,744		4,204
Loans
Residential mortgages	10,835		10,481
Consumer instalment and other personal	4,441		3,893
Credit card
Business and government	9,593		8,672
Total loans	24,869		23,046
Allowance for loan losses
Loans, net of allowance for loan losses	24,869		23,046
Customers’ liability under acceptances
Goodwill3
Other intangibles3
Land, buildings, equipment, and other depreciable assets3,4	5		9
Deferred tax assets
Amounts receivable from brokers, dealers, and clients
Other assets	405		470
Total assets	51,730		44,681
Liabilities
Trading deposits	3,247		1,639
Derivatives	2,365		2,012
Securitization liabilities at fair value	510		345
Financial liabilities designated at fair value through profit or loss	20,733		5,251
Deposits
Personal	7,317		7,288
Banks	74		28
Business and government	5,524		7,214
Total deposits	12,915		14,530
Acceptances
Obligations related to securities sold short1	749		707
Obligations related to securities sold under repurchase agreements2	1,553		4,952
Securitization liabilities at amortized cost	473		404
Amounts payable to brokers, dealers, and clients
Insurance-related liabilities	441		305
Other liabilities4	253		1,048
Subordinated notes and debentures
Equity
Total liabilities and equity	43,239		31,193
Off-balance sheet commitments
Total off-balance sheet commitments	20,107		14,862
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,861		14,289
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	246		165
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			408
Later than nine months and not later than one year [member] | TD Schwab [member]
Loans
Investment in Schwab
Later than one year and not later than two years [member]
Assets
Cash and due from banks
Interest-bearing deposits with banks
Trading loans, securities, and other	10,963		9,732
Non-trading financial assets at fair value through profit or loss	1,016		1,430
Derivatives	6,033		6,314
Financial assets designated at fair value through profit or loss	484		930
Financial assets at fair value through other comprehensive income	4,842		25,305
Debt securities at amortized cost, net of allowance for credit losses	20,951		12,386
Securities purchased under reverse repurchase agreements	138		29
Loans
Residential mortgages	34,902		38,182
Consumer instalment and other personal	14,206		14,594
Credit card
Business and government	26,811		35,439
Total loans	75,919		88,215
Allowance for loan losses
Loans, net of allowance for loan losses	75,919		88,215
Customers’ liability under acceptances
Goodwill3
Other intangibles3
Land, buildings, equipment, and other depreciable assets3,4	19		29
Deferred tax assets
Amounts receivable from brokers, dealers, and clients
Other assets	81		150
Total assets	120,446		144,520
Liabilities
Trading deposits	2,652		3,510
Derivatives	6,328		5,438
Securitization liabilities at fair value	2,197		2,495
Financial liabilities designated at fair value through profit or loss	980
Deposits
Personal	9,277		10,095
Banks	2
Business and government	27,079		14,378
Total deposits	36,358		24,473
Acceptances
Obligations related to securities sold short1	3,524		4,888
Obligations related to securities sold under repurchase agreements2	24		4,873
Securitization liabilities at amortized cost	2,016		1,642
Amounts payable to brokers, dealers, and clients
Insurance-related liabilities	989		963
Other liabilities4	2,001		1,304
Subordinated notes and debentures
Equity
Total liabilities and equity	57,069		49,586
Off-balance sheet commitments
Total off-balance sheet commitments	40,039		44,417
Later than one year and not later than two years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	39,435		43,760
Later than one year and not later than two years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	604		657
Later than one year and not later than two years [member] | TD Schwab [member]
Loans
Investment in Schwab
Later than two years and not later than five years [member]
Assets
Cash and due from banks
Interest-bearing deposits with banks
Trading loans, securities, and other	25,452		23,624
Non-trading financial assets at fair value through profit or loss	3,101		1,425
Derivatives	10,711		10,004
Financial assets designated at fair value through profit or loss	1,271		1,253
Financial assets at fair value through other comprehensive income	21,057		23,667
Debt securities at amortized cost, net of allowance for credit losses	77,714		62,145
Securities purchased under reverse repurchase agreements	247		307
Loans
Residential mortgages	162,167		138,912
Consumer instalment and other personal	79,037		68,961
Credit card
Business and government	71,554		70,478
Total loans	312,758		278,351
Allowance for loan losses
Loans, net of allowance for loan losses	312,758		278,351
Customers’ liability under acceptances
Goodwill3
Other intangibles3
Land, buildings, equipment, and other depreciable assets3,4	336		299
Deferred tax assets
Amounts receivable from brokers, dealers, and clients
Other assets	135		125
Total assets	452,782		401,200
Liabilities
Trading deposits	3,627		3,455
Derivatives	11,287		11,084
Securitization liabilities at fair value	6,208		6,706
Financial liabilities designated at fair value through profit or loss	3		4
Deposits
Personal	7,339		7,923
Banks	2		4
Business and government	35,468		52,852
Total deposits	42,809		60,779
Acceptances
Obligations related to securities sold short1	13,238		9,789
Obligations related to securities sold under repurchase agreements2	4		4
Securitization liabilities at amortized cost	8,364		8,799
Amounts payable to brokers, dealers, and clients
Insurance-related liabilities	1,710		1,676
Other liabilities4	965		1,402
Subordinated notes and debentures	200		200
Equity
Total liabilities and equity	88,415		103,898
Off-balance sheet commitments
Total off-balance sheet commitments	114,315		108,826
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	113,451		107,951
Later than two years and not later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	864		875
Later than two years and not later than five years [member] | TD Schwab [member]
Loans
Investment in Schwab
Later than five years [member]
Assets
Cash and due from banks
Interest-bearing deposits with banks
Trading loans, securities, and other	22,804		27,554
Non-trading financial assets at fair value through profit or loss	1,803		1,879
Derivatives	12,213		15,569
Financial assets designated at fair value through profit or loss	1,660		581
Financial assets at fair value through other comprehensive income	24,518		26,957
Debt securities at amortized cost, net of allowance for credit losses	126,045		95,852
Securities purchased under reverse repurchase agreements
Loans
Residential mortgages	39,259		44,047
Consumer instalment and other personal	27,018		28,038
Credit card
Business and government	62,910		65,144
Total loans	129,187		137,229
Allowance for loan losses
Loans, net of allowance for loan losses	129,187		137,229
Customers’ liability under acceptances
Goodwill3
Other intangibles3
Land, buildings, equipment, and other depreciable assets3,4	3,894		4,384
Deferred tax assets
Amounts receivable from brokers, dealers, and clients
Other assets	65		171
Total assets	322,189		310,176
Liabilities
Trading deposits	1,215		1,220
Derivatives	13,901		17,254
Securitization liabilities at fair value	2,724		2,669
Financial liabilities designated at fair value through profit or loss	9		11
Deposits
Personal	29		37
Banks	4		5
Business and government	3,970		3,386
Total deposits	4,003		3,428
Acceptances
Obligations related to securities sold short1	13,214		14,986
Obligations related to securities sold under repurchase agreements2
Securitization liabilities at amortized cost	3,255		3,225
Amounts payable to brokers, dealers, and clients
Insurance-related liabilities	937		1,033
Other liabilities4	4,979		5,633
Subordinated notes and debentures	11,103		11,277
Equity
Total liabilities and equity	55,340		60,736
Off-balance sheet commitments
Total off-balance sheet commitments	4,638		4,896
Later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,750		4,343
Later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	888		553
Later than five years [member] | TD Schwab [member]
Loans
Investment in Schwab
No specific maturity [member]
Assets
Cash and due from banks
Interest-bearing deposits with banks	1,699		2,167
Trading loans, securities, and other	69,279		57,479
Non-trading financial assets at fair value through profit or loss	981		794
Derivatives
Financial assets designated at fair value through profit or loss
Financial assets at fair value through other comprehensive income	4,535		2,579
Debt securities at amortized cost, net of allowance for credit losses	(2)		(2)
Securities purchased under reverse repurchase agreements
Loans
Residential mortgages
Consumer instalment and other personal	56,041		60,467
Credit card	30,692		32,334
Business and government	26,729		23,309
Total loans	113,462		116,110
Allowance for loan losses	(6,811)		(8,289)
Loans, net of allowance for loan losses	106,651		107,821
Customers’ liability under acceptances
Goodwill3	16,341		17,148
Other intangibles3	2,140		2,125
Land, buildings, equipment, and other depreciable assets3,4	4,993		5,317
Deferred tax assets	2,036		2,444
Amounts receivable from brokers, dealers, and clients
Other assets	9,813		9,933
Total assets	229,697		219,979
Liabilities
Trading deposits
Derivatives
Securitization liabilities at fair value
Financial liabilities designated at fair value through profit or loss
Deposits
Personal	567,064		565,932
Banks	14,261		14,101
Business and government	346,359		313,129
Total deposits	927,684		893,162
Acceptances
Obligations related to securities sold short1	1,788		1,020
Obligations related to securities sold under repurchase agreements2
Securitization liabilities at amortized cost
Amounts payable to brokers, dealers, and clients
Insurance-related liabilities	2,371		2,259
Other liabilities4	6,065		7,342
Subordinated notes and debentures
Equity	99,907		95,499
Total liabilities and equity	1,037,815		999,282
Off-balance sheet commitments
Total off-balance sheet commitments	1,338		1,309
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,338		1,309
No specific maturity [member] | TD Schwab [member]
Loans
Investment in Schwab	$ 11,231		$ 12,174